EARNINGS PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator: Basic
Earnings from continuing operations	$ 44,408	$ 46,185	$ 48,101	$ 31,153	$ 41,798	$ 67,973	$ 45,630	$ 20,168	$ 169,847	$ 175,569	$ (9,393)
Net (earnings) loss attributable to noncontrolling interests									(1,530)	2,656	5,007
Earnings (loss) from continuing operations attributable to IAC shareholders									168,317	178,225	(4,386)
(Loss) earnings from discontinued operations, net of tax attributable to IAC shareholders	(2,470)	(5,624)	(4,641)	3,684	4,366	(3,922)	(2,488)	(1,948)	(9,051)	(3,992)	103,745
Net earnings attributable to IAC shareholders	40,739	40,717	43,332	34,478	48,766	64,973	42,424	18,070	159,266	174,233	99,359
Numerator: Diluted
Earnings (loss) from continuing operations	44,408	46,185	48,101	31,153	41,798	67,973	45,630	20,168	169,847	175,569	(9,393)
Net (earnings) loss attributable to noncontrolling interests									(1,530)	2,656	5,007
Earnings (loss) from continuing operations attributable to IAC shareholders									168,317	178,225	(4,386)
(Loss) earnings from discontinued operations, net of tax attributable to IAC shareholders	(2,470)	(5,624)	(4,641)	3,684	4,366	(3,922)	(2,488)	(1,948)	(9,051)	(3,992)	103,745
Net earnings (loss) attributable to IAC shareholders									$ 159,266	$ 174,233	$ 99,359
Denominator: Basic
Weighted average basic shares outstanding									86,247	86,755	106,274
Denominator: Diluted
Weighted average basic shares outstanding									86,247	86,755	106,274
Dilutive securities including stock options, warrants and RSUs (in shares)									6,842	7,566
Denominator for earnings per share-weighted average shares (in shares)									93,089	94,321	106,274
Earnings per share attributable to IAC shareholders: Basic
Earnings (loss) per share from continuing operations (in dollars per share)	$ 0.49	$ 0.52	$ 0.56	$ 0.37	$ 0.53	$ 0.81	$ 0.50	$ 0.22	$ 1.95	$ 2.05	$ (0.04)
Discontinued operations, net of tax (in dollars per share)									$ (0.10)	$ (0.04)	$ 0.97
Earnings (loss) per share (in dollars per share)	$ 0.46	$ 0.46	$ 0.50	$ 0.42	$ 0.58	$ 0.77	$ 0.47	$ 0.20	$ 1.85	$ 2.01	$ 0.93
Earnings (loss) per share attributable to IAC shareholders: Diluted
Earnings (loss) per share from continuing operations (in dollars per share)	$ 0.46	$ 0.49	$ 0.52	$ 0.34	$ 0.48	$ 0.73	$ 0.46	$ 0.21	$ 1.81	$ 1.89	$ (0.04)
Discontinued operations, net of tax (in dollars per share)									$ (0.10)	$ (0.04)	$ 0.97
Earnings (loss) per share (in dollars per share)	$ 0.43	$ 0.43	$ 0.47	$ 0.38	$ 0.53	$ 0.69	$ 0.44	$ 0.19	$ 1.71	$ 1.85	$ 0.93